Note 15 - Contingently Redeemable Noncontrolling Interests (Details Textual) - SEED Therapeutics Inc. [Member] - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 12, 2020	Dec. 31, 2020
Share Price (in dollars per share)	$ 7.5375
Proceeds from Issuance Initial Public Offering	$ 50,000
Series A-2 Preferred Shares [Member] | Research Collaboration and License Agreement with Eli Lilly [Member]
Annual Return, Percentage	8.00%
Number of Annual Redemption Installments	3
Share Price (in dollars per share)	$ 0.50
Temporary Equity, Stock Issued During Period, Value, New Issues		$ 0
Convertible Instrument, Conversion Price (in dollars per share)	$ 2.5125
Preferred Stock, Accretion of Redemption Discount		$ 0